DISAGGREGATION OF REVENUE	6 Months Ended	12 Months Ended
	Aug. 31, 2025	Feb. 28, 2025
Revenue from Contract with Customer [Abstract]
DISAGGREGATION OF REVENUE

NOTE – 3 DISAGGREGATION OF REVENUE

The following tables present the Company’s revenue disaggregated by business segment, based on management’s assessment of available data:

	Six Months Ended August 31
	2025	2024
	$’000	$’000

Revenue from contracts	9,728	8,200
Revenue from services and others	-	(6)

	9,728	8,194

- Over time	9,728	8,200
- At a point in time	-	(6)

	9,728	8,194

The Company recognizes revenue from contracts based on the Company’s effort or inputs to the satisfaction of a performance obligation over time as work progresses because of the continuous transfer of control to the customer and the Company’s right to bill the customer as costs are incurred. Revenue from rendering of service and others is recognized when the entity satisfied the performance obligation at a point in time generally as the services are provided.

In accordance with ASC 280, Segment Reporting, we have one reportable geographic segment. Sales are based on the countries in which the customer is located. Summarized financial information concerning our geographic segments is shown in the following tables:

	Six Months Ended August 31,
	2025	2024
	$’000	$’000

Singapore	9,728	8,194

	9,728	8,194

NOTE – 3 DISAGGREGATION OF REVENUE

The following tables present the Company’s revenue disaggregated by business segment, based on management’s assessment of available data:

	Financial Years Ended
	February 28, 2025	February 29, 2024
	$’000	$’000

Revenue from contracts	17,144	16,473
Revenue from services and others	373	279

	17,517	16,752

- Over time	17,144	16,473
- At a point in time	373	279

	17,517	16,752

The Company recognizes revenue from contracts based on the Company’s effort or inputs to the satisfaction of a performance obligation over time as work progresses because of the continuous transfer of control to the customer and the Company’s right to bill the customer as costs are incurred. Revenue from rendering of service and others is recognized when the entity satisfied the performance obligation at a point in time generally as the services are provided.

In accordance with ASC 280, Segment Reporting, we have one reportable geographic segment. Sales are based on the countries in which the customer is located. Summarized financial information concerning our geographic segments is shown in the following tables:

	Financial Years Ended
	February 28, 2025	February 29, 2024
	$’000	$’000

Singapore	17,517	16,752

	17,517	16,752